RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Dec. 29, 2025	Nov. 02, 2025	Dec. 19, 2024	Nov. 19, 2021	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Dec. 26, 2022
Related Party Transaction [Line Items]
Issuance of notes payable amount					$ 1,375,000		$ 1,375,000
Accrued interest due					69,854		$ 56,218
Extension promissory note, description	On December 29, 2025, the Company entered into nine separate Extension to Promissory Note agreements (the "December 2025 Extensions") with HNO Green Fuels, Inc., a Nevada corporation ("HNOGF"), a related party. These extensions amended nine promissory notes that were originally issued between December 1, 2021 and April 17, 2023, extending their maturity dates from December 31, 2025 to December 31, 2026.		On December 19, 2024, the Company entered into nine separate Extension to Promissory Note agreements (the "December 2024 Extensions") with HNO Green Fuels, Inc., a Nevada corporation ("HNOGF"), a related party. These extensions amended nine promissory notes that were originally issued between December 1, 2021 and April 17, 2023, extending their maturity dates from December 31, 2024 to December 31, 2025.
Interest rate							2.00%
Outstanding principal balance							$ 785,000
Maturity date description		Subsequent to October 31, 2025, the Company executed additional extensions of these promissory notes, extending the maturity dates from December 31, 2025 to December 31, 2026.
Repayment of advanced funds					30,000	$ 150,000	430,700	$ (0)
Related party advances					$ 1,288,385		$ 1,088,385	960,585
Chairman Board Of Directors [Member]
Related Party Transaction [Line Items]
Advances from related party								950,585
Extension Of Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest rate					2.00%		2.00%
Outstanding principal balance					$ 785,000		$ 785,000
H N O Green Fuels Inc [Member]
Related Party Transaction [Line Items]
Issuance of notes payable amount				$ 20,000
Interest bearing rate				2.00%			2.00%
Related party maturity date				Dec. 19, 2022
Common stock shares issued				20,000,000
Payments to notes payables				$ 20,000
Principal amount paid				20,000
Accrued interest due				436
H N O Green Fuels [Member]
Related Party Transaction [Line Items]
Issuance of notes payable amount				$ 20,000	$ 435,000		$ 435,000
Interest bearing rate				2.00%	2.00%
Related party maturity date				Dec. 19, 2022	Dec. 31, 2026		Dec. 31, 2025
Common stock shares issued				20,000,000
Payments to notes payables				$ 20,000
Principal amount paid									$ 20,000
Accrued interest due					$ 13,014		$ 8,700
Advances from related party							540,000	$ 10,000
Repayment of advanced funds							323,000
Related party advances					230,000
Advances from partial repayment					$ 30,000
Mr. Owens [Member]
Related Party Transaction [Line Items]
Advances from related party							18,500
Repayment of advanced funds							$ 107,700